Goodwill and Intangible Assets (Schedule Of Goodwill) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Sep. 26, 2014
Goodwill [Roll Forward]
Beginning balance	$ 532.0
Acquisitions	2,089.6
Impairment	(219.7)
Ending balance	2,401.9
Specialty Brands
Goodwill [Roll Forward]
Beginning balance	105.3
Acquisitions	2,089.6
Impairment	0
Ending balance	2,194.9
Specialty Generics
Goodwill [Roll Forward]
Beginning balance	207.0
Acquisitions	0
Impairment	0
Ending balance	207.0
Global Medical Imaging
Goodwill [Roll Forward]
Beginning balance	219.7
Acquisitions	0
Impairment	(219.7)
Ending balance	$ 0